Consolidated Statements of Cash Flows $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Cash flows from operating activities:
Net loss	$ (26,898)	$ (20,949)
Adjustments to reconcile net loss to net cash used for operating activities:
Depreciation	2,234	2,221
Operating lease non-cash expense	630	575
Stock compensation expense	597	141
Senior secured convertible promissory note interest expense	3,781	1,796
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(279)	(179)
Increase (Decrease) in Accounts Payable	537	(5,035)
Accrued expenses and other current liabilities	570	792
Operating lease liability	(630)	(587)
Net cash used for operating activities	(19,458)	(21,225)
Cash flows from investing activities:
Purchases of property and equipment	(366)	(207)
Net cash used for investing activities	(366)	(207)
Cash flows from financing activities:
Proceeds from senior secured convertible note payable	18,000	24,000
Proceeds from issuance of common stock	0	659
Stock issuance costs	0	(111)
Borrowings from note payable	900	0
Repayments of note payable	(485)	(557)
Net cash provided by financing activities	18,415	23,991
Net change in cash and cash equivalents and restricted cash	(1,409)	2,559
Cash and cash equivalents and restricted cash:
Beginning of period	3,204	645
End of period	1,795	3,204
Supplemental disclosures of cash flow information:
Cash paid for interest on note payable	13	56
Non-cash investing and financing activities:
Conversion of accrued interest into subordinated convertible promissory note	1,240	0
Property and equipment in accounts payable	3	53
Deferred financing costs forgiven	0	365
Cash and cash equivalents	1,137	3,204
Restricted cash	658	0
Total cash and cash equivalents and restricted cash	1,795	3,204
Exchange Agreement, Senior Secured Convertible Promissory Note for Preferred Shares [Member]
Non-cash investing and financing activities:
Conversion of debt into convertible preferred stock	20,000	14,000
Conversion of Accrued Interest Into Preferred Stock [Member]
Non-cash investing and financing activities:
Conversion of debt into convertible preferred stock	2,835	0
Conversion of Subordinated Convertible Promissory Notes to Common Stock [Member]
Non-cash investing and financing activities:
Conversion of subordinated convertible promissory notes into common stock	$ 0	$ 2,914